OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2006 through May 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                  --------------------------------------------




                  --------------------------------------------


                                     PIONEER
                                    ---------
                                    FLOATING
                                      RATE
                                      TRUST

                                   Semiannual
                                     Report

                                     5/31/07


                                  [LOGO]PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2
Portfolio Summary                                                             4
Prices and Distributions                                                      5
Performance Update                                                            6
Portfolio Management Discussion                                               7
Schedule of Investments                                                      11
Financial Statements                                                         29
Notes to Financial Statements                                                33
Trustees, Officers and Service Providers                                     44

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

In the 12 months ending May 31, 2007, global stock markets were supported by relatively low short-term interest rates and generally strong economies. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 23% over the 12 month period. International developed and emerging markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 39%, respectively. The general U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned roughly 7%. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 13% during the same period.

While still strong, the rate of U.S. economic growth has slowed over the past year. That was due in large part to a slowdown in new home construction and in part to the lagging effects of rising energy and commodity prices as well as rising short-term interest rates. But slowing economic activity is also due in part to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and while U.S. economic growth has slowed, we believe that continuing growth at a slower rate appears more likely than a recession. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with

Letter

the European Central bank remaining strongly vigilant. Japanese economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up." Leading the way is China, which continues its rise as a world economic power.

Looking forward, we believe that the overall climate for investors generally will continue to be positive, although valuations are less attractive than they were a year ago and a correction after a period of strong performance is possible. Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to their particular risk tolerance and investment objective.

Respectfully,


/s/Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Trust's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read the information carefully.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/07
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)
[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Senior Secured Loans           87.2%
Temporary Cash Investment       6.7%
Corporate Bonds                 2.6%
Common Stock                    1.2%
Claims                          1.1%
Convertible Corporate Bonds     1.1%
Warrants                        0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)
[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

BB                              8.2%
B                              66.9%
CCC                             6.9%
NR                             11.4%
Cash Equivalents                6.6%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*



   1.   HCA, Inc., Tranche B Term Loan, 7.6%, 11/18/13                                3.02%
   2.   Univision Communications, Inc., Initial Term Loan, 7.57%, 9/29/14             2.41
   3.   Seven Media Group, Facility Term Loan A, 2.375% - 8.878%, 12/22/12            2.34
   4.   Millennium Digital Media Systems, LLC, Facility Term Loan, 8.86% - 8.9%,
        6/30/11                                                                       1.80
   5.   Tribune Co., Tranche B Facility Term Loan, 3.0%, 5/17/14                      1.71
   6.   Home Interiors & Gifts, Inc., Initial Term Loan, 10.32% - 12.25%, 3/31/11     1.66
   7.   Delphi Corp.,Tranche C Second Lien Term Loan, 8.125%, 12/31/07                1.57
   8.   Sabre, Inc., Initial Term Loan, 7.6% - 7.605%, 9/30/14                        1.50
   9.   Cricket Communications, Inc., Term Loan B-1, 7.6%, 6/16/13                    1.43
  10.   Cequel Communications, LLC, Term Loan, 7.34% - 7.35%, 11/5/13                 1.43

* This list excludes temporary cash. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Floating Rate Trust
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------


Market Value     5/31/07   11/30/06
per Common Share $20.31    $18.95

Net Asset Value  5/31/07   11/30/06
per Common Share $19.87    $19.66


                             Net
Distributions             Investment     Short-Term      Long-Term
per Common Share            Income     Capital Gains   Capital Gains
(12/1/06 - 5/31/07)       $1.0350         $      -        $0.0038

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/07
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the Credit Suisse First Boston (CSFB) Leveraged Loan Index.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]
                  Pioneer Floating Rate Trust     CSFB Leveraged Loan Index
    12/04               10000                             10000
     5/05                8945                             10225
     5/06               10167                             10936
     5/07               12330                             11770


Cumulative Total Returns
(As of May 31, 2007)
                          Net Asset       Market
Period                    Value (NAV)     Price
 Life-of-Trust
 (12/28/04)                26.58%          23.30%
 1 Year                    12.55           21.28

   Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below Net Asset Value "NAV", due to such factors as interest rate changes, and the perceived credit quality of borrowers.

   Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

   Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

   When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

   Index comparison begins on 12/31/04. The CSFB Leveraged Loan Index is a representative index of tradeable, senior, secured U.S. dollar-denominated leveraged loans. The index began in January 1992. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07
--------------------------------------------------------------------------------


This semiannual report for Pioneer Floating Rate Trust covers the six-month period from December 1, 2006 through May 31, 2007. In the report, portfolio managers Mark Okada and Joseph Dougherty of Highland Capital Management, the Trust's subadviser, discuss the Trust's investment process, strategy and outlook.

Q:  How did the Trust perform over the six months?

A: For the six-month period ended May 31, 2007, Pioneer Floating Rate Trust returned 6.54% at net asset value, including reinvestment of dividends. The market price return over that same period was 12.98%, and the Trust was selling at a premium of market price to net asset value of 2.21%, compared to a discount of market price to net asset value of 5.14% a year ago on May 31, 2006. The Trust's benchmark, the Credit Suisse Leveraged Loan Index, returned 4.07% for the same period. Unlike open-ended funds, a closed-end fund's price goes up and down based on market supply and demand, independent of the fund's net asset value per share.

    During the six months, the Federal funds target rate remained unchanged at 5.25%, and the yield on the 3-month London Interbank Offering Rate (LIBOR) was stable at 5.36%. LIBOR is the rate of interest at which banks borrow funds from other banks.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like over the six-month period ended May 31, 2007?

A: The investment environment was favorable for floating-rate securities, with new issue bank loan volume reaching new highs. Bank loan volume totaled $305 billion through the first five months of 2007, up from $209 billion - or 46% -- during the comparable time period in 2006, according to Standard and Poor's Leveraged Commentary and Data (S&PLCD). Default rates were low, and April

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------


    marked the fifth consecutive month without a single default. The April lagging 12-month default rate hit a new all-time low of 0.44% of outstanding loans, down from 1.53% a year ago, as tracked by S&PLCD. On May 31, 2007, the spread (difference in the average yield) of the Credit Suisse Leveraged Loan Index and the average yield of LIBOR was 244 basis points. (One basis point equals 0.01%.) However, the weighted average coupon - or stated rate of interest - during the first half of the fiscal period was strong, with the spread on the Credit Suisse Leveraged Loan Index ranging from 7.79% to 7.92% over LIBOR.

Q:  What were the principal investment strategies used in managing the Trust?

A: Our strategies were driven by our belief that the economy was healthy and that the leveraged loan markets would perform well in 2007. We continued to keep the portfolio fully invested by using available cash to add newly issued loans that we felt would trade higher in the secondary markets. As of May 31, 2007 the Trust was well diversified with positions in 194 issuers across 25 industries. As a percentage of total investment portfolio, approximately 88.3% was in loans, 1.3% in equities, 3.7% was in bonds and 6.7% in temporary cash investments. Approximately 7.10% of the Trust was in second lien loans. The largest sector positions in the portfolio were media and telecommunications, healthcare and information technology. Some of our core positions included HCA, a corporate operator of hospitals, and media concerns The Tribune Co., Univision Communications and Seven Media Group.

    On May 31, 2007, 29.7% of the Trust was leveraged, which means that we borrowed funds at low rates and invested those funds in high-yielding securities. This leveraging strategy has aided returns. Over the first half of the fiscal year, short-term rates showed little volatility. However, should rates decline, the cost of borrowing would also go down, providing the Trust with a modest amount of additional income. A rise in short-term interest rates in the future would add to the Trust's borrowing costs, and the ability to sustain present distribution levels could be affected.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Q: The monthly income distribution to shareholders was steady at $0.145 per share each month. What accounted for this consistent income stream?

A: During 2006 the monthly distribution was raised three times, but this year we have kept the amount relatively stable at approximately $0.145 primarily because of the relatively stable short-term interest-rate environment.

Q:  What is your outlook?

A: The surge of merger and acquisition activity, fueled by a shift in ownership from public to private markets, should continue to enhance our market's record new issuance. This should provide a strong backdrop for us - one in which we will be able to be very selective in purchasing securities for the Trust. While we do not anticipate a material increase in default rates, we believe that the current level of 0.44% is statistically unsustainable. Even a modest rise in defaults should provide some higher-yielding investment opportunities for the Trust, because the increase in perceived risk would be rewarded with higher yields.

    Information regarding the Trust's principal investment risks is contained in the Trust's original offering prospectus. Please refer to this document when considering the Trust's risks.

    Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

    When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. The floating rate feature of the Trust means that the Trust will not experience capital appreciation in a declining interest-rate environment. Investments in the Trust are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/07                            (continued)
--------------------------------------------------------------------------------


    The Trust may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.


    The Trust is not limited in the percentage of its assets that may be invested in floating rate senior loans and securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.


    The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 331/3% of the Trust's total assets after such issuance. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.


    The Trust is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Trust's losses from adverse events affecting a particular issuer.


    Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of the Trust's sub-advisors as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                         Value
                             SENIOR SECURED FLOATING RATE LOAN
                             INTERESTS - 135.4% of Net Assets*
                             Aerospace - 6.6%
3,945,910      B+/Ba3        AWAS Capital, Inc., First Lien Term Loan,
                             7.125%, 3/15/13                                 $   3,916,316
3,000,000      B-/B1         DeCrane Aircraft Holdings, Inc., Credit-Linked
                             Deposit Loan, 10.0%, 2/21/13                        3,024,375
1,000,000      B/Ba2         Delta Airlines, Inc., First Lien Term Loan,
                             7.355%, 4/30/12                                     1,005,000
2,000,000      B/B2          Delta Airlines, Inc., Second Lien Term Loan,
                             8.605%, 4/24/14                                     2,028,000
4,900,000      BB-/Ba2       DynCorp International, LLC (Di Finance), New
                             Term Loan, 7.625%, 2/11/11                          4,944,918
1,294,605      B+/B1         Hunter Defense Holdings, Inc., Term Loan B,
                             8.625%, 3/10/11                                     1,299,460
  987,500      B/B2          IAP Worldwide Services, Inc., First Lien Term
                             Loan, 9.688%, 12/30/12                              1,002,313
6,000,000      B+/Ba3        Northwest Airlines, Inc., DIP, Term Loan,
                             7.85%, 8/21/08                                      6,023,688
   67,223      B/Ba3         Travelport, Inc., Synthetic LC Loan,
                             2.5%, 8/23/13                                          67,773
  682,777      B/Ba3         Travelport, Inc., Tranche B Dollar Term Loan,
                             2.5%, 8/23/13                                         688,364
5,000,000      B-/B2         US Airways Group, Inc., Term Loan,
                             7.85%, 3/21/14                                      5,038,280
3,000,000      B-/Ba2        Vought Aircraft Industries, Inc., Tranche B
                             Letter of Credit Deposit Loan,
                             7.82%, 12/22/10                                     3,023,751
                                                                             -------------
                                                                             $  32,062,238
                                                                             -------------
                             Broadcasting - 11.1%
2,500,000      B/Ba3         Gray Television, Inc., Delayed Draw Term
                             Loan B, 6.82% - 6.86%, 12/31/14                 $   2,499,998
  740,625      B/B1          Montecito Broadcast Group, LLC, First Lien
                             Term Loan, 7.86%, 1/27/13                             745,949
1,000,000      B/B1          NEP II, Inc., Term Loan B, 7.6%, 2/16/14            1,007,031
7,000,000      CCC+/B2       Paxson Communications Corp., First Lien
                             Term Loan, 8.606%, 1/15/12                          7,166,250
4,992,448      B-/B1         Riverdeep Interactive Learning USA, Inc.,
                             Term Loan, 8.1%, 12/20/13                           5,024,689

The accompanying notes are an integral part of these financial statements.   11

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                         Value
                                      Broadcasting - (continued)
AUD 20,000,000          B-/NR         Seven Media Group, Facility Term Loan A,
                                      2.375% - 8.878%, 12/22/12                       $  16,449,546
16,912,752              B/Ba3         Univision Communications, Inc., Initial Term
                                      Loan, 7.57%, 9/29/14                               16,910,316
 3,838,261              CCC+/Ba3      Young Broadcasting, Inc., Term Loan,
                                      7.875%, 11/3/12                                     3,865,608
                                                                                      -------------
                                                                                      $  53,669,387
                                                                                      -------------
                                      Cable/Wireless Video - 8.9%
 2,000,000              NR/Ba2        Century Cable Holdings, LLC, Revolver,
                                      2.0%, 3/31/09                                   $   1,980,208
10,000,000              B+/B1         Cequel Communications, LLC, Term Loan,
                                      7.34% - 7.35%, 11/5/13                             10,017,500
 1,800,000              B-/B1         Charter Communications Operating, LLC,
                                      New Term Loan, 7.35%, 3/5/14                        1,802,624
 2,699,670              B-/B1         Charter Communications Operating, LLC,
                                      Term Loan, 7.32%, 4/28/13                           2,703,382
 3,000,000              BB-/Ba3       Insight Midwest Holdings, LLC, Term Loan B,
                                      7.35%, 4/7/14                                       3,022,968
 7,000,000              B/B2          Knology, Inc., Term Loan, 7.57% -
                                      7.59%, 6/30/12                                      7,037,191
12,654,547(a)           CCC+/B3       Millennium Digital Media Systems, LLC,
                                      Facility Term Loan, 8.86% - 8.9%, 6/30/11          12,654,547
 4,000,000              B-/B1         WideOpenWest Finance, LLC, First Lien Term
                                      Loan, 7.6% - 7.61%, 5/1/13                          4,016,668
                                                                                      -------------
                                                                                      $  43,235,088
                                                                                      -------------
                                      Chemicals - 1.2%
 4,000,000              BB-/Ba3       Celanese U.S. Holdings, LLC, Term Loan,
                                      7.099%, 4/2/14                                  $   4,027,292
   734,905              B+/Ba3        Lucite International U.S. Finco, LLC, Facility
                                      Term Loan B-1, 8.07%, 7/7/13                          740,187
   135,878              B+/Ba3        Lucite International U.S. Finco, LLC, Facility
                                      Term Loan B-2, 8.07%, 7/7/13                          135,538
 1,000,000              B/B2          Panda Hereford Ethanol, L.P., Tranche A
                                      Term Loan, 9.07%, 7/28/13                             975,000
                                                                                      -------------
                                                                                      $   5,878,017
                                                                                      -------------
                                      Consumer - Durables - 0.2%
   915,161              B/B1          Rexair, LLC, First Lien Term Loan,
                                      9.614%, 6/30/10                                 $     915,161
                                                                                      -------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal          S&P/Moody's
Amount             Ratings
USD ($)            (unaudited)                                                       Value
                                 Consumer - Non-Durables - 2.1%
   2,268,000       B-/B2         Camelbak Products, LLC, First Lien Term
                                 Loan, 9.16%, 8/4/11                           $   2,268,000
     997,500       B/B1          GTM Holding, Inc. (GoldToe Investment
                                 Corp.), First Lien Term Loan,
                                 8.09% - 8.11%, 10/30/13                           1,004,981
   1,000,000       B/B1          Huish Detergents, Inc., Tranche B Term Loan,
                                 7.32%, 4/26/14                                    1,002,813
   4,073,701       CCC+/B2       Spectrum Brands, Inc., Dollar Term Loan B-1,
                                 9.32% - 9.36%, 3/30/13                            4,129,715
     724,930       CCC+/B2       Spectrum Brands, Inc., Dollar Term Loan B-2,
                                 9.32%, 3/30/13                                      728,101
     201,369       CCC+/B2       Spectrum Brands, Inc., Synthetic LC Loan
                                 5.17%, 3/30/13                                      204,138
     997,500       B/B2          Totes Isotoner Corp., First Lien Term Loan,
                                 7.768% - 9.75%, 1/31/13                           1,005,293
                                                                               -------------
                                                                               $  10,343,041
                                                                               -------------
                                 Consumer - Products - 0.6%
   1,000,000       CCC+/Caa1     Solo Cup Co., Second Lien Term Loan,
                                 11.57%, 3/31/12                               $   1,025,000
     994,859       CCC+/B1       Solo Cup Co., Term Loan B-1,
                                 8.84% - 8.85%, 2/27/11                            1,012,658
   1,000,000       B/Ba3         Yankee Candle Co., Inc., Term Loan,
                                 7.35%, 2/6/14                                     1,006,458
                                                                               -------------
                                                                               $   3,044,116
                                                                               -------------
                                 Diversified Media - 10.4%
   7,537,865       B-/B1         ALM Media Holdings, Inc., First Lien Term
                                 Loan, 7.85%, 3/5/10                           $   7,560,245
   9,189,295       B/Ba3         MGM Holdings II, Inc./LOC Acquisition Co.,
                                 Tranche B Term Loan, 8.6%, 4/8/12                 9,228,423
     995,000       B/Ba3         Nielsen Finance, LLC, Dollar Term Loan,
                                 7.61%, 8/9/13                                     1,004,562
     982,098(a)    NR/NR         North American Membership Group, Inc.,
                                 First Lien Tranche B Term Loan,
                                 10.59% - 10.605%, 5/18/11                           947,724
   2,000,000       B/B1          Penton Media Holdings, Inc., First Lien
                                 Term Loan, 7.6% - 7.605%, 2/1/13                  2,012,188
   3,500,000       B/Caa1        Penton Media Holdings, Inc., Second Lien
                                 Term Loan, 10.355%, 2/1/14                        3,535,000

The accompanying notes are an integral part of these financial statements.   13

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings
USD ($)         (unaudited)                                                            Value
                              Diversified Media - (continued)
 3,994,950      B/Ba3         Sunshine Acquisition, Ltd., Facility Term
                              Loan, 4.97%, 2/3/13                                $   4,020,333
12,000,000      BB-/Ba2       Tribune Co., Tranche B Facility Term Loan,
                              3.0%, 5/17/14                                         12,008,568
 8,000,000      BB-/NR        Tribune Co., Tranche X Term Loan,
                              2.5%, 5/17/09                                          8,057,000
   753,333      B+/Ba2        Valassis Communications, Inc., Tranche B
                              Term Loan, 7.1%, 3/2/14                                  752,674
 1,458,750      B/B2          Wallace Theater Corp. (Hollywood Theaters),
                              First Lien Term Loan, 8.6%, 7/31/09                    1,473,338
                                                                                 -------------
                                                                                 $  50,600,055
                                                                                 -------------
                              Energy - 7.0%
 6,897,962      B-/B3         ATP Oil & Gas Corp., First Lien Term Loan,
                              8.824% - 8.883%, 3/23/12                           $   6,960,478
 1,800,000      B+/B1         Big West Oil, LLC, Initial Advance Loan,
                              9.5%, 5/15/14                                          1,811,250
   486,486      B/B2          Coffeyville Resources, LLC, Funded Letter of
                              Credit, 8.36%, 12/28/10                                  492,973
 2,507,230      B/B2          Coffeyville Resources, LLC, Tranche D Term
                              Loan, 8.36% - 10.25%, 12/28/13                         2,541,704
 3,000,000      NR/B1         Connacher Finance Corp., Term Loan,
                              8.6%, 10/20/13                                         3,026,250
   488,759      NR/NR         Delphi Acquisition Holding I B.V., Facility Term
                              Loan B, 7.69%, 1/11/15                                   496,905
   488,759      NR/NR         Delphi Acquisition Holding I B.V., Facility Term
                              Loan C, 8.19%, 1/11/16                                   497,719
 3,000,000      NR/NR         Endeavour International Holding B.V., Second
                              Lien Term Loan, 12.36%, 11/1/11                        3,090,000
 1,995,000      NR/NR         Forest Alaska Operating, LLC, First Lien Term
                              Loan, 8.82%, 12/8/10                                   2,009,962
 2,550,000      NR/NR         III Exploration II, L.P., Initial Draw Term Loan,
                              8.82% - 8.86%, 10/28/13                                2,553,188
 2,000,000      NR/NR         III Exploration II, L.P., Second Lien Term Loan,
                              11.82% - 11.86%, 4/29/14                               2,005,000
 2,000,000      NR/NR         Monitor U.S. Finco, Inc., Second Lien Term
                              Loan, 17.35%, 1/11/15                                  2,003,126
 3,000,000      CCC+/Caa1     Paramount Resources, Ltd., Term Loan,
                              9.82%, 8/28/12                                         3,052,500

14    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                      Value
                             Energy - (continued)
  356,897      B/Ba3         SemCrude, L.P., U.S. Term Loan,
                             7.57% - 7.604%, 3/16/11                       $     358,905
1,980,000      B/NR          TARH E&P Holdings, L.P., Second Lien Term
                             Loan, 10.875%, 11/15/08                           1,984,950
  997,500      BB-/Ba2       Volnay Acquisition Co. I (CGG), Term Loan,
                             7.35%, 1/12/14                                    1,007,682
                                                                           -------------
                                                                           $  33,892,592
                                                                           -------------
                             Financial - 0.6%
1,000,000      B/B3          ARG Holdings, Inc., Second Lien Term Loan,
                             12.688%, 11/30/12                             $   1,015,625
1,000,000      NR/Ba2        Concord Re, Ltd., Term Loan,
                             9.605%, 2/29/12                                   1,011,250
1,000,000      NR/Ba2        Kepler Holdings, Ltd., Term Loan,
                             10.82%, 6/30/09                                   1,010,000
                                                                           -------------
                                                                           $   3,036,875
                                                                           -------------
                             Food & Drug - 1.3%
4,049,003      B+/B1         Jean Coutu Group (PJC), Inc., Term Loan B,
                             9.75%, 7/30/11                                $   4,057,372
1,995,000      B+/Ba3        Roundy's Supermarkets, Inc., Tranche B Term
                             Loan, 8.09%, 11/3/11                              2,012,955
                                                                           -------------
                                                                           $   6,070,327
                                                                           -------------
                             Food & Tobacco - 2.6%
  997,500      B+/Ba3        Aramark Canada, Ltd., Canadian Term Loan,
                             7.475%, 1/26/14                               $   1,006,228
   13,005      B+/Ba3        Aramark Corp., LC Facility Letter of Credit
                             Loan, 7.445%, 1/26/14                                13,109
  181,977      B+/Ba3        Aramark Corp., U.S. Term Loan,
                             7.471%, 1/26/14                                     183,425
  992,424      B/B1          Chiquita Brands, LLC, Term Loan C,
                             8.375%, 6/28/12                                   1,005,553
3,000,000      B+/NR         Nellson Nutraceutical, Inc., First Lien Term
                             Loan, 12.25%, 10/4/09                             2,457,000
  976,250      B-/Ba2        New World Restaurant Group, Inc., First Lien
                             Term Loan, 8.35% - 10.25%, 3/31/11                  983,572
1,849,624      B+/Ba3        OSI Restaurant Partners, Inc., Term Loan B,
                             2.25%, 5/9/14                                     1,864,190
5,000,000      B-/B2         Pinnacle Foods Finance, LLC, Term Loan,
                             8.099%, 4/2/14                                    5,043,125
                                                                           -------------
                                                                           $  12,556,202
                                                                           -------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                       Value
                                   Forest Products/Containers - 0.2%
       833,333       B+/Ba3        Newark Group, Inc., Synthetic LC Loan,
                                   7.57%, 3/9/13                                 $     844,792
       166,667       B+/Ba3        Newark Group, Inc., Term Loan,
                                   7.57%, 3/9/13                                       168,958
                                                                                 -------------
                                                                                 $   1,013,750
                                                                                 -------------
                                   Gaming & Leisure - 4.7%
     1,085,000(b)    B/NR          BRE/ESA Mezz5, LLC, Mezzanine D Term
                                   Loan, 8.57%, 7/11/11                          $   1,087,713
     5,915,000(b)    B/NR          BRE/Homestead Mezz4, LLC, Mezzanine D
                                   Term Loan, 8.57%, 7/11/11                         5,915,000
     5,000,000       B/Caa1        Edge Las Vegas Development, LLC, Second
                                   Lien Term Loan, 14.32%, 6/1/07                    5,025,000
       400,000       B-/NR         Fontainebleu Florida Hotel, LLC, Tranche B
                                   Term Loan, 8.07%, 5/11/08                           400,000
       666,667       B/NR          Fontainebleau Las Vegas, LLC/Fontainebleau
                                   Las Vegas II, LLC, Delayed Draw Term Loan,
                                   3.25%, 5/17/14                                      672,500
     1,333,333       B/NR          Fontainebleau Las Vegas, LLC/Fontainebleau
                                   Las Vegas II, LLC, Term Loan,
                                   3.25%, 5/17/14                                    1,345,000
       315,367       B-/B3         Ginn LA Conduit Lender, Inc., First Lien
                                   Tranche A Credit-Linked Deposit,
                                   1.0%, 6/8/11                                        306,064
       684,633       B-/B3         Ginn LA Conduit Lender, Inc., First Lien
                                   Tranche B Term Loan, 3.0%, 6/8/11                   664,436
     1,966,493       B/B1          Pivotal Promontory, LLC, First Lien Term
                                   Loan, 8.07%, 8/31/10                              1,959,610
     1,477,462       B/Ba3         Trump Entertainment Resorts Holdings, L.P.,
                                   Facility Term Loan C-1, 7.82% - 7.87%,
                                   5/20/12                                           1,488,082
     1,477,462       B/Ba3         Trump Entertainment Resorts Holdings, L.P.,
                                   Facility Term Loan C-2, 7.86%, 5/20/12            1,488,082
       600,000       B-/NR         Turnberry/Las Vegas Boulevard, L.P., Tranche
                                   A Term Loan, 8.07%, 5/11/08                         600,000
     1,803,733       B+/B1         Yellowstone Mountain Club, LLC, First Lien
                                   Term Loan, 7.695%, 9/30/10                        1,804,109
                                                                                 -------------
                                                                                 $  22,755,596
                                                                                 -------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings
USD ($)         (unaudited)                                                          Value
                              Healthcare - 16.1%
 5,170,000      B+/Ba3        Alliance Imaging, Inc., Tranche C-1 Term Loan,
                              7.875%, 12/29/11                                 $   5,198,435
 3,000,000      B-/B1         Benchmark Medical Holdings, Inc., First Lien
                              Term Loan B, 3.5%, 4/11/13                           2,992,500
   987,500      B/B1          Capella Healthcare, Inc., First Lien Term Loan,
                              8.35%, 11/30/12                                        997,375
 5,384,240      B-/B3         CCS Medical, Inc. (Chronic Care), First Lien
                              Term Loan, 8.6%, 9/30/12                             5,396,860
   798,000      B/Ba3         CHG Acquisition Corp., First Lien Term Loan B,
                              7.82%, 12/20/12                                        808,973
 1,000,000      B/B3          CHG Acquisition Corp., Second Lien Term Loan
                              C, 11.32%, 12/20/13                                  1,020,000
   200,000      B/Ba3         CHG Acquisition Corp., Synthetic LC Loan,
                              7.85%, 12/20/12                                        202,750
 1,985,000      B/NR          DSI Renal, Inc. (National Renal Institutes,
                              Inc.), Facility Term Loan, 7.625%, 3/31/13           1,987,481
 3,428,571      B+/B1         Fenwal, Inc., Initial First Lien Term Loan,
                              7.61%, 2/28/14                                       3,443,571
 5,000,000      B/Caa1        FHC Health Systems, Inc., Third Lien Term
                              Loan, 14.37%, 2/9/11                                 5,125,000
 2,747,143      B/Ba3         Golden Gate National Senior Care, LLC, First
                              Lien Term Loan, 8.09%, 3/14/11                       2,767,175
 2,000,000      B/B3          Golden Gate National Senior Care, LLC,
                              Second Lien Term Loan, 13.09%, 9/14/11               2,040,000
20,947,500      B+/Ba3        HCA, Inc., Tranche B Term Loan,
                              7.6%, 11/18/13                                      21,200,336
 2,725,793      B/B2          HealthSouth Corp., Term Loan, 7.82% -
                               7.85%, 3/10/13                                      2,749,491
   697,933      B/Ba2         Iasis Healthcare, LLC, Initial Term Loan,
                              7.356%, 3/17/14                                        701,423
    63,593      B/Ba2         Iasis Healthcare, LLC, Synthetic LC Loan,
                              7.34%, 3/17/14                                          63,911
 3,500,000      B+/Ba2        Onex Carestream Finance, L.P., First Lien Term
                              Loan, 7.32%, 4/30/13                                 3,514,879
   790,698      B+/B2         Reliant Pharmaceuticals, Inc., Initial Term
                              Loan, 8.59%, 3/31/12                                   798,605
 1,970,623      B/NR          Renal Advantage, Inc., Tranche B Term Loan,
                              7.85%, 10/6/12                                       1,990,329
   429,954      B/Ba2         Rural/Metro Operating Co., LLC, Letter of
                              Credit Term Loan, 5.17%, 3/4/11                        433,178

The accompanying notes are an integral part of these financial statements.   17

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Healthcare - (continued)
1,374,845      B/Ba2         Rural/Metro Operating Co., LLC, Term
                             Loan 1, 7.57% - 7.62%, 3/4/11                    $   1,385,157
1,965,000      B/Ba3         Skilled Healthcare Group, Inc., First Lien
                             Term Loan, 7.57%, 6/15/12                            1,974,212
4,987,500      B+/B2         Talecris Biotherapeutics Holdings Corp.,
                             First Lien Term Loan, 8.86%, 12/6/13                 5,034,273
2,985,000      B/B2          Triumph HealthCare Second Holdings, LLC,
                             First Lien Term Loan, 8.36%, 7/28/13                 3,007,853
  211,535      B+/B2         Warner Chilcott Co., Inc., Dovonex Delayed
                             Draw Term Loan, 7.35%, 1/18/12                         212,699
2,136,891      B+/B1         Warner Chilcott Co., Inc., Tranche B
                             Acquisition Date Term Loan, 7.35% -
                              7.614%, 1/18/12                                     2,152,155
  592,060      B+/B1         Warner Chilcott Corp., Tranche C Acquisition
                             Date Term Loan, 7.35%, 1/18/12                         596,289
                                                                              -------------
                                                                              $  77,794,910
                                                                              -------------
                             Housing - 7.0%
2,422,857      B-/B3         Associated Materials, Inc., Term Loan,
                             7.85% - 7.88%, 8/29/10                           $   2,422,857
6,126,620      B/B1          Atrium Companies, Inc., Closing Date Term
                             Loan, 8.1% - 8.59%, 5/31/12                          6,085,774
2,500,000      BB+/Ba3       BioMed Realty, L.P., Term Loan,
                             7.57%, 5/30/10                                       2,509,375
1,582,218      B+/B1         Champion Home Builders Co., Synthetic LC
                             Loan, 7.82%, 10/31/12                                1,574,307
  863,407      B+/B1         Champion Home Builders Co., US Term Loan,
                             5.25%, 10/31/12                                        859,090
2,799,785      B/B1          Custom Building Products, Inc., First Lien Term
                             Loan, 7.6% - 7.614%, 10/20/11                        2,805,616
1,320,500      B+/B1         Desa, LLC, Term Loan, 13.0%, 11/26/11                1,262,178
1,000,000      B/B2          Edge Star Partners, LLC (Harmon Koval), First
                             Lien Term Loan, 9.36%, 6/30/08                       1,002,500
4,500,000      B/B3          Edge Star Partners, LLC (Harmon Koval),
                             Second Lien Term Loan, 15.36%,
                             11/18/07                                             4,477,500
5,000,000      B+/B2         LNR Property Corp., Initial Tranche B Term
                             Loan, 8.11%, 7/12/11                                 5,033,930
  995,000      NR/B1         Orchard Supply Hardware, LLC, Term Loan,
                             8.125%, 12/21/13                                     1,004,950

18    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal          S&P/Moody's
Amount             Ratings
USD ($)            (unaudited)                                                            Value
                                 Housing - (continued)
     932,633       B/B1          Playpower, Inc., Tranche B Dollar Term Loan,
                                 8.1%, 6/30/12                                       $     941,960
   4,000,000       BB-/Ba3       Woodlands Commercial Properties Co., L.P.,
                                 Bridge Loan, 8.11%, 2/28/08                             4,005,000
                                                                                     -------------
                                                                                     $  33,985,037
                                                                                     -------------
                                 Information Technology - 12.3%
   5,519,981       B/Ba3         Advanced Micro Devices, Inc., Term Loan,
                                 7.34%, 12/31/13                                     $   5,543,502
   2,667,562       NR/B1         Applied Systems, Inc., Term Loan, 7.85% -
                                  8.176%, 9/26/13                                        2,682,567
     348,837       BB-/B1        Caritor, Inc., Synthetic LC Loan,
                                 2.0%, 5/18/13                                             350,363
   4,651,163       BB-/B1        Caritor, Inc., Term Loan, 2.0%, 5/18/13                 4,671,512
   2,977,500       B+/NR         DTN, Inc., Tranche C Term Loan, 8.34% -
                                  8.372%, 3/10/13                                        2,992,388
   3,820,000       B/Ba3         GXS Worldwide, Inc., First Lien Term Loan,
                                 10.32% - 10.36%, 7/29/11                                3,877,300
   2,000,000       B/B3          GXS Worldwide, Inc., Second Lien Term Loan,
                                 14.61%, 1/29/12                                         2,030,000
   2,046,857       B-/B1         Infor Enterprise Solutions Holdings, Inc.,
                                 Delayed Draw Term Loan, 9.1%, 7/28/12                   2,062,209
   3,000,000       B-/B1         Infor Enterprise Solutions Holdings, Inc., Dollar
                                 Tranche B-1 First Lien Term Commitment
                                 Loan, 8.07%, 7/28/12                                    3,023,625
   3,923,143       B-/B1         Infor Enterprise Solutions Holdings, Inc., Initial
                                 U.S. Term Loan, 9.1%, 7/28/12                           3,954,038
     788,670(b)    B/B2          Inovis International, Inc., Term Loan,
                                 8.82% - 9.25%, 11/15/09                                   788,670
   2,000,000       B/B1          IPC Systems, Inc., Tranche B-1 Term Loan,
                                 7.867%, 5/31/14                                         2,016,250
   1,000,000       B+/B2         Metrologic Instruments, Inc., First Lien Term
                                 Loan, 3.0%, 12/21/13                                    1,004,258
   1,000,000       B+/Caa2       Metrologic Instruments, Inc., Second Lien
                                 Term Loan, 11.84%, 12/21/13                             1,013,750
   4,000,000       NR/NR         NameMedia, Inc., Term Loan,
                                 11.37%, 9/7/08                                          4,020,000
   2,000,000       B/Ba3         Open Solutions, Inc., Term Loan,
                                 7.485%, 1/23/14                                         2,017,500

The accompanying notes are an integral part of these financial statements.   19

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                          Value
                                    Information Technology - (continued)
        944,444       B/B2          Quantum Corp., First Lien Term Loan,
                                    9.34% - 9.35%, 8/22/12                            $     945,625
      3,587,500       B/B1          Serena Software, Inc., Term Loan,
                                    7.586%, 3/10/13                                       3,614,406
      1,946,921       B+/B2         Sitel, LLC (ClientLogic), U.S. Term Loan,
                                    7.82% - 9.75%, 1/30/14                                1,961,523
      6,877,763       B+/Ba3        SunGard Data Systems, Inc. (Solar Capital
                                    Corp.), Term Loan B, 7.36%, 2/28/14                   6,942,242
      2,925,076       B/B1          Telcordia Technologies, Inc., Term Loan,
                                    8.09% - 8.11%, 9/15/12                                2,903,138
      1,000,000       B/NR          Verint Systems, Inc., Term Loan,
                                    8.09%, 5/25/14                                        1,003,438
                                                                                      -------------
                                                                                      $  59,418,304
                                                                                      -------------
                                    Manufacturing - 1.2%
      1,000,000       B/B1          FCI USA, Inc., Facility Term Loan B-1,
                                    7.867%, 3/10/14                                   $   1,014,196
      1,000,000       B/B1          FCI USA, Inc., Facility Term Loan B-5-B,
                                    8.617%, 3/10/14                                       1,010,000
      3,960,000       B/B1          Generac Acquisition Corp., First Lien Term
                                    Loan, 7.826%, 11/11/13                                3,936,664
                                                                                      -------------
                                                                                      $   5,960,860
                                                                                      -------------
                                    Metals & Minerals - 1.7%
      3,849,685       BB+/Baa3      Freeport-McMoRan Copper & Gold, Inc.,
                                    Tranche B Term Loan, 7.07%, 3/19/14               $   3,867,385
      4,401,200       B/B3          Murray Energy Corp., Tranche B Term Loan,
                                    8.36%, 1/28/10                                        4,456,215
                                                                                      -------------
                                                                                      $   8,323,600
                                                                                      -------------
                                    Retail - 8.3%
      9,153,050       B/B1          Blockbuster, Inc., Tranche B Term Loan,
                                    8.63% - 9.07%, 8/20/11                            $   9,206,257
      4,919,900       B/B2          Burlington Coat Factory Warehouse Corp.,
                                    Term Loan, 7.61%, 5/28/13                             4,915,801
      2,848,619       B+/Ba1        Dollarama Group, L.P., Replacement Term
                                    Loan B, 7.355%, 11/18/11                              2,871,764
     15,765,928(b)    CCC/Caa2      Home Interiors & Gifts, Inc., Initial Term Loan,
                                    10.32% - 12.25%, 3/31/11                             11,647,080
        889,171       B+/B2         MAPCO Express, Inc./MAPCO Family Centers,
                                    Inc., Term Loan, 8.07% - 8.09%, 4/28/11                 894,728

20    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                         Value
                                     Retail - (continued)
 2,000,000             B-/B2         Michaels Stores, Inc., Term Loan,
                                     7.625%, 10/31/13                                $   2,010,928
 2,654,261             B+/Ba3        Neiman Marcus Group, Inc., Term Loan,
                                     7.346%, 4/6/13                                      2,678,211
 1,992,494             B/B2          Sally Holdings, LLC, Term Loan B,
                                     7.86%, 11/18/13                                     2,011,173
 4,000,000             B-/Ba3        Toys R Us - Delaware, Inc., Tranche B Term
                                     Loan, 9.61%, 7/19/12                                4,094,252
                                                                                     -------------
                                                                                     $  40,330,194
                                                                                     -------------
                                     Service - 4.4%
 2,479,787             B/Ba3         Alliance Laundry Systems, LLC, Term Loan,
                                     7.57% - 7.61%, 1/27/12                          $   2,501,485
 4,000,000             B/B1          Inmar, Inc., Term Loan, 7.82%, 4/29/13              4,032,500
 1,925,000             B-/B1         Koosharem Corp. (Select Personnel), First
                                     Lien Term Loan, 9.86%, 6/30/12                      1,946,656
   795,841             B+/B3         Rental Service Corp., Second Lien Initial Term
                                     Loan, 8.85% - 10.75%, 11/30/13                        811,559
10,500,000             B+/B1         Sabre, Inc., Initial Term Loan, 7.6% -
                                     7.605%, 9/30/14                                    10,522,974
   997,500             B-/Ba3        Total Safety U.S., Inc., First Lien Tranche B
                                     Term Loan, 8.35%, 12/8/12                           1,002,488
   705,000             B+/B2         Vanguard Car Rental USA Holding, Inc., Term
                                     Loan, 8.32% - 8.355%, 6/14/13                         711,609
                                                                                     -------------
                                                                                     $  21,529,271
                                                                                     -------------
                                     Telecommunications - 5.5%
   EURO   752,152      B/NR          Amsterdamse Beheer-EN
                                     Consultingmaatschappij B.V. (Casema),
                                     Casema Term Loan B-1, 6.359%, 9/12/14           $   1,026,781
   EURO   390,705      B/NR          Amsterdamse Beheer-EN
                                     Consultingmaatschappij B.V. (Casema),
                                     Casema Term Loan B-2 , 6.359%, 9/12/14                533,361
   EURO 1,142,857      B/NR          Amsterdamse Beheer-EN
                                     Consultingmaatschappij B.V. (Casema),
                                     Casema Term Loan C, 6.859%, 9/12/15                 1,567,363
   EURO   857,143      B/NR          Amsterdamse Beheer-EN
                                     Consultingmaatschappij B.V. (Casema)
                                     Kabelcom Term Loan B, 6.359%, 9/12/14               1,170,124

The accompanying notes are an integral part of these financial statements.   21

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                         Value
                                     Telecommunications - (continued)
    EURO 857,143       B/NR          Amsterdamse Beheer-EN
                                     Consultingmaatschappij B.V. (Casema)
                                     Kabelcom Term Loan C, 6.859%, 9/12/15           $   1,175,699
        1,250,000      BB-/B1        Fairpoint Communications, Inc., Replacement
                                     Term Loan B, 7.125%, 2/8/12                         1,253,125
          517,826      B+/B2         Global Tel Link Corp., Facility Term Loan,
                                     8.85%, 2/14/08                                        523,004
           43,478      B+/B2         Global Tel Link Corp., Synthetic Deposit Loan,
                                     8.86%, 2/13/08                                         43,913
        2,985,000      BB-/Ba2       Intelsat Corp., Tranche B-2 Term Loan,
                                     7.36%, 1/3/14                                       3,012,984
        3,000,000      B-/B1         Level 3 Financing, Inc., Term Loan,
                                     7.605%, 3/13/14                                     3,015,417
    EURO 405,043       BB-/NR        Nordic Telephone Company Holdings
                                     APS, Euro Facility Term Loan B-2,
                                     5.716%, 5/2/14                                        551,433
    EURO 515,692       BB-/NR        Nordic Telephone Company Holdings
                                     APS, Euro Facility Term Loan C-2,
                                     5.966%, 5/2/15                                        704,903
        1,000,000      B/B1          PAETEC Holding Corp., First Lien Term Loan,
                                     8.82%, 2/28/13                                      1,013,542
        2,000,000      B+/Caa1       Pine Tree Holdings, Inc., (Country Road
                                     Communications), Second Lien Tranche B
                                     Term Loan, 13.15%, 7/15/13                          2,030,000
        1,485,000      B+/Ba2        Stratos Global Corp./Stratos Funding, L.P.,
                                     Facility Term Loan B, 8.1%, 2/13/12                 1,493,662
   EURO 2,415,218      B+/Ba2        Wind Telecomunicazione S.p.A., Facility Term
                                     Loan A-1, 6.014%, 5/26/12                           3,259,594
   EURO 1,500,000      B+/Ba2        Wind Telecomunicazione S.p.A., Facility Term
                                     Loan B-1, 6.514%, 5/27/13                           2,032,576
   EURO 1,500,000      B+/Ba2        Wind Telecomunicazione S.p.A., Facility Term
                                     Loan C-1, 7.264%, 5/26/14                           2,041,829
                                                                                     -------------
                                                                                     $  26,449,310
                                                                                     -------------
                                     Transportation - 9.7%
        4,162,595      B/Ba3         Affinia Group, Inc., Tranche B Term Loan,
                                     8.355%, 11/30/11                                $   4,196,416
        9,250,000      NR/B2         Dana Corp., Term Loan, 7.88%, 4/13/08               9,289,747
        1,000,000      NR/Ba1        Delphi Corp., Tranche B First Lien Term Loan,
                                     7.625%, 12/31/07                                    1,005,469

22    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal       S&P/Moody's
Amount          Ratings
USD ($)         (unaudited)                                                          Value
                              Transportation - (continued)
11,000,000      NR/Ba3        Delphi Corp., Tranche C Second Lien Term
                              Loan, 8.125%, 12/31/07                           $  11,041,305
 1,000,000      NR/NR         Federal-Mogul Corp., DIP Term Loan,
                              7.07%, 12/31/07                                      1,002,625
 7,968,750      B/Ba3         Ford Motor Co., Term Loan, 8.36%, 12/16/13           8,041,720
 2,481,250      BB-/B2        Gainey Corp., Term Loan, 8.07% - 8.1%,
                              4/20/12                                              2,492,105
   498,750      B/Ba3         General Motors Corp., Secured Term Loan,
                              7.725%, 11/29/13                                       503,707
 4,000,000      B+/B1         Key Safety Systems, Inc., First Lien Term
                              Loan, 7.57%, 3/8/14                                  4,040,000
   994,000      B/B2          Lear Corp., First Lien Term Loan B,
                              7.85% - 7.86%, 4/25/12                                 997,029
   875,000      B-/B2         Quality Distribution, Inc., PF Letter of Credit
                              Loan, 5.25%, 11/13/09                                  877,188
 1,896,403      B-/B2         Quality Distribution, Inc., Term Loan,
                              8.32%, 11/13/09                                      1,901,144
 1,772,549      NR/B2         SIRVA Worldwide, Inc., Tranche B Term Loan,
                              11.6%, 12/1/10                                       1,731,558
                                                                               -------------
                                                                               $  47,120,013
                                                                               -------------
                              Utility - 5.9%
 4,500,000      B/NR          ANP Funding I, LLC, Tranche A Term Loan,
                              8.85%, 7/29/10                                   $   4,534,727
   517,241      NR/B1         Boston Generating, LLC, First Lien Synthetic
                              LC Loan, 5.225% - 5.241%, 12/20/13                     521,336
   144,828      NR/B1         Boston Generating, LLC, First Lien Synthetic
                              Revolving Credit Loan, 7.6% - 7.616%,
                              12/20/13                                               145,974
 2,332,086      NR/B1         Boston Generating, LLC, First Lien Term Loan,
                              7.57% - 7.6%, 12/20/13                               2,350,549
 1,754,777      NR/B1         Coleto Creek Power, L.P., First Lien Synthetic
                              LC Loan, 5.25%, 6/28/13                              1,763,551
 4,962,500      NR/B1         Coleto Creek Power, L.P., Second Lien Term
                              Loan, 9.35%, 6/28/13                                 4,962,500
 3,717,134      NR/B1         Coleto Creek Power, L.P., Term Loan,
                              8.1%, 6/28/13                                        3,735,719
 1,980,000      NR/NR         GBGH, LLC (U.S. Energy), First Lien Term
                              Loan, 10.859%, 8/7/13                                1,984,950

The accompanying notes are an integral part of these financial statements.   23

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                        Value
                             Utility - (continued)
1,995,000      NR/B1         Kelson Canada, Inc., First Lien Term Loan,
                             7.6%, 2/13/14                                  $   2,004,975
2,711,953      NR/B2         Mach Gen, LLC, First Lien Term Loan B,
                             7.36%, 2/22/14                                     2,713,987
  281,250      NR/B2         Mach Gen, LLC, Synthetic LC Loan,
                             7.35%, 2/22/13                                       281,558
1,140,000      B/NR          Reliant Energy, Inc., New Term Loan,
                             7.695%, 12/1/10                                    1,147,329
  857,143      B/NR          Reliant Energy, Inc., Pre-Funded LC,
                             5.187%, 12/1/10                                      862,653
1,200,389      NR/Ba3        TPF Generation Holdings, LLC, First Lien Term
                             Loan, 7.35%, 12/15/13                              1,209,392
  225,814      NR/Ba3        TPF Generation Holdings, LLC, Synthetic LC
                             Loan, 7.37%, 12/15/13                                227,508
   70,788      NR/Ba3        TPF Generation Holdings, LLC, Synthetic
                             Revolver, 7.37%, 12/15/11                             71,319
                                                                            -------------
                                                                            $  28,518,027
                                                                            -------------
                             Wireless Communication - 5.8%
6,903,226      B-/B1         American Cellular Corp., Tranche B Term
                             Loan, 7.32%, 3/15/14                           $   6,949,823
1,000,000      B-/B2         Cellnet Group, Inc., Second Lien Term Loan,
                             9.59%, 10/22/11                                    1,012,917
  847,187      B-/Ba2        Centennial Cellular Operating Co., New Term
                             Loan, 7.35% - 7.36%, 2/9/11                          854,688
9,925,000      B-/B1         Cricket Communications, Inc., Term Loan B-1,
                             7.6%, 6/16/13                                     10,024,250
8,957,494      B-/Ba3        Metro PCS Wireless, Inc., New Tranche B
                             Term Loan, 5.375% - 7.875%, 11/4/13                9,041,470
                                                                            -------------
                                                                            $  27,883,148
                                                                            -------------
                             TOTAL SENIOR SECURED FLOATING RATE
                             LOAN INTERESTS
                             (Cost $654,729,126)                            $ 656,385,119
                                                                            -------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                         Value
                                    CLAIMS - 1.7% of Net Assets
                                    Aerospace - 1.7%
      1,200,000(c)    B+/NR         Northwest Airlines, Inc., ALPA Pre-petition
                                    Claim, 2.5%                                     $     798,000
      2,500,000(c)    B+/NR         Northwest Airlines, Inc., EDC Pre-petition
                                    Claim, 5.32%                                        1,662,500
      2,130,600(c)    B+/NR         Northwest Airlines, Inc., Flight Attendant
                                    Pre-petition Claim, 2.5%                            1,416,849
      1,500,000(c)    B+/NR         Northwest Airlines, Inc., GE Pre-petition
                                    Claim, 2.5%                                         1,110,626
      1,264,500(c)    B+/NR         Northwest Airlines, Inc., IAM Pre-petition
                                    Trade Claim, 2.5%                                     840,892
      2,500,000(c)    B+/NR         Northwest Airlines, Inc., Mesaba Pre-petition
                                    Claim, 2.5%                                         1,662,500
      1,404,900(c)    B+/NR         Northwest Airlines, Inc., Retiree Pre-petition
                                    Claim, 2.5%                                           934,259
                                                                                    -------------
                                    TOTAL CLAIMS
                                    (Cost $8,953,177)                               $   8,425,626
                                                                                    -------------
                                    CONVERTIBLE BONDS & NOTES - 1.7% of Net Assets
                                    Cable/Wireless Video - 1.1%
      3,000,000       CCC+/NR       Charter Communications, Inc.,
                                    5.875%, 11/16/09                                $   5,351,250
                                                                                    -------------
                                    Transportation - 0.6%
        120,000       B/Caa1        General Motors Corp., 1.5%, 6/1/09              $   3,000,000
                                                                                    -------------
                                    TOTAL CONVERTIBLE BONDS & NOTES
                                    (Cost $5,565,583)                               $   8,351,250
                                                                                    -------------
                                    CORPORATE NOTES - 4.1% of Net Assets
                                    Cable/Wireless Video - 0.2%
        875,000       CCC/Caa3      CCH I Holdings, LLC, 10.0%, 5/15/14             $     840,000
                                                                                    -------------
                                    Energy - 0.4%
      2,000,000(d)    B-/NR         Secunda International, Ltd.,
                                    13.356%, 9/1/12                                 $   2,070,000
                                                                                    -------------
                                    Food & Tobacco - 0.2%
      1,000,000       CCC/NR        Pinnacle Foods Group, Inc., 9.25%,
                                    4/1/15 (144A)                                   $   1,015,000
                                                                                    -------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                     Value
                                          Healthcare - 0.6%
         2,000,000          B-/NR         Pharma V (Duloxetine), 13.0%,
                                          10/15/13 (144A)                              $   2,010,000
         1,037,651(a)(d)    NR/NR         Pharma VI (Rotavax), 10.61%,
                                          10/15/14 (144A)                                  1,037,651
                                                                                       -------------
                                                                                       $   3,047,651
                                                                                       -------------
                                          Housing - 0.4%
         2,000,000(d)       B+/B3         Builders FirstSource, Inc., 9.61%, 2/15/12   $   2,032,500
                                                                                       -------------
                                          Information Technology - 1.2%
           400,000(d)       B/NR          Freescale Semiconductor, Inc., 9.23%,
                                          12/15/14 (144A)                              $     400,500
         5,000,000(d)       BB+/Ba2       NXP BV, 8.106%, 10/15/13                         5,150,000
                                                                                       -------------
                                                                                       $   5,550,500
                                                                                       -------------
                                          Transportation - 1.1%
         5,000,000(d)       B/Caa1        American Tire Distributors, Inc.,
                                          11.599%, 4/1/12                              $   5,100,000
                                                                                       -------------
                                          TOTAL CORPORATE NOTES
                                          (Cost $18,887,962)                           $  19,655,651
                                                                                       -------------
       Shares
                                          COMMON STOCK - 1.9% of Net Assets
                                          Utility - 1.9%
           196,325(e)                     Mirant Corp. (144A)                          $   9,109,480
                                                                                       -------------
                                          TOTAL COMMON STOCK
                                          (Cost $4,987,782)                            $   9,109,480
                                                                                       -------------
                                          WARRANTS - 0.2% of Net Assets
                                          Gaming & Leisure - 0.0%
            13,873(b)(e)                  OpBiz, LLC, Term A, Exp. 8/31/10             $           -
                32(b)(e)                  OpBiz, LLC, Term B, Exp. 8/31/10                         -
                                                                                       -------------
                                                                                       $           -
                                                                                       -------------
                                          Wireless Communication - 0.2%
           400,000(b)(e)                  Clearwire Corp., Exp. 8/15/10 (144A)         $     880,000
                                                                                       -------------
                                          TOTAL WARRANTS
                                          (Cost $956,752)                              $     880,000
                                                                                       -------------


26    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal
Amount
USD ($)                                                                  Value
                        TEMPORARY CASH INVESTMENT - 10.3% of Net Assets
                        Repurchase Agreement - 10.3%
50,000,000              UBS Warburg, Inc., 4.95%, dated 5/31/07,
                        repurchase price of $50,000,000 plus
                        accrued interest on 6/1/07 collateralized
                        by $50,184,000 U.S. Treasury Notes
                        4.75%, 12/31/08                             $  50,000,000
                                                                    -------------
                        TOTAL TEMPORARY CASH INVESTMENT
                        (Cost $50,000,000)                          $  50,000,000
                                                                    -------------
                        TOTAL INVESTMENTS IN SECURITIES - 155.3%
                        (Cost $744,080,382) (f)                     $ 752,807,126
                                                                    -------------
                        OTHER ASSETS AND LIABILITIES - (6.9%)       $ (33,427,341)
                                                                    -------------
                        PREFERRED SHARES AT REDEMPTION
                        VALUE, INCLUDING DIVIDENDS
                        PAYABLE - (48.4)%                           $(234,620,994)
                                                                    -------------
                        NET ASSETS APPLICABLE TO COMMON
                        SHAREOWNERS - 100.0%                        $ 484,758,791
                                                                    =============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------


NR      Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at May 31, 2007.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2007, the value of these securities amounted to $14,452,631 or 3.0% of net assets applicable to common shareowners.

(a) Represents a pay-in-kind security which may pay interest in additional principal.

(b) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $23,522,045. The aggregate value $20,318,463 represents 4.2% of the net assets.

(c)     Security is in default and is non-income producing.

(d)     Floating Rate Note. The rate shown is the rate at May 31, 2007.

(e)     Non-income producing security.

(f) At May 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $744,109,021 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost                      $13,468,484

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                       (4,770,379)
                                                                      -----------
       Net unrealized gain                                            $ 8,698,105
                                                                      ===========

      For financial reporting purposes net unrealized gain on investments was $8,726,744 and cost of investments aggregated $744,080,382.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2007, aggregated $472,299,260 and $469,203,291, respectively.

Glossary of Terms:
DIP - Debtor-In-Possession
LC - Letter of Credit

Principal amounts are denominated in U.S. dollars unless otherwise noted. AUD - Australian Dollar
EURO - Euro

28    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/07 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities, at value (cost $744,080,382)            $752,807,126
  Cash                                                                  9,768,827
  Foreign currencies, at value (cost $3,350,418)                        3,911,518
  Receivables -
    Investment securities sold                                         15,856,006
    Paydowns                                                            1,224,641
    Interest and foreign tax reclaim                                    6,287,848
    Reinvestment of distributions                                         593,238
    Commitment fees                                                        18,746
  Unfunded loan commitment                                                    686
  Prepaid expenses                                                         28,455
                                                                     ------------
     Total assets                                                    $790,497,091
                                                                     ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $ 70,573,612
  Due to affiliate                                                        471,828
  Accrued expenses                                                         71,866
                                                                     ------------
     Total liabilities                                               $ 71,117,306
                                                                     ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 9,380
    shares, including dividends payable of $120,994                  $234,620,994
                                                                     ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                    $462,350,578
  Undistributed net investment income                                   2,603,217
  Accumulated net realized gain on investments and foreign
    currency transactions                                              10,477,910
  Net unrealized gain on investments                                    8,748,757
  Net unrealized gain on foreign currency assets and liabilities
    denominated in foreign currencies                                     578,329
                                                                     ------------
     Net assets applicable to common shareowners                     $484,758,791
                                                                     ============
NET ASSET VALUE PER SHARE:
  No par value, (unlimited number of shares authorized)
    Based on $484,758,791/24,399,062 common shares                   $      19.87
                                                                     ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld $8,154)               $30,522,660
  Facility and other fees                                           697,608
                                                                -----------
   Total investment income                                                         $31,220,268
                                                                                   -----------
EXPENSES:
  Management fees                                               $ 2,493,554
  Administrative fees and reimbursement                             268,931
  Transfer agent fees and expenses                                   19,048
  Auction agent fees                                                307,814
  Custodian fees                                                     42,373
  Registration fees                                                  10,885
  Professional fees                                                  47,256
  Printing expenses                                                  26,105
  Trustees' fees                                                      6,982
  Pricing fees                                                       30,708
  Miscellaneous                                                      18,521
                                                                -----------
   Total expenses                                                                  $ 3,272,177
                                                                                   -----------
     Net investment income                                                         $27,948,091
                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
   Investments                                                  $ 8,274,405
   Foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                              204,501        $ 8,478,906
                                                                -----------        -----------
  Change in net unrealized gain (loss) on:
   Investments                                                  $  (549,013)
   Unfunded corporate loans                                          (4,756)
   Foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                              633,631        $    79,862
                                                                -----------        -----------
     Net gain on investments and foreign currency
       transactions                                                                $ 8,558,768
                                                                                   -----------
DIVIDENDS AND DISTRIBUTIONS TO PREFERRED
SHAREOWNERS FROM:
  Net investment income                                         $(6,063,466)
  Net realized gains                                                (24,294)
                                                                -----------
   Total distributions                                                             $(6,087,760)
                                                                                   -----------
  Net increase in net assets applicable to common
   shareowners resulting from operations                                           $30,419,099
                                                                                   ===========

30    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/07 and the Year Ended 11/30/06


                                                            Six Months
                                                              Ended             Year
                                                             5/31/07            Ended
                                                           (unaudited)        11/30/06
FROM OPERATIONS:
    Net investment income                                 $  27,948,091    $  53,438,462
    Net realized gain on investments and foreign
     currency transactions                                    8,478,906        2,711,969
    Change in net unrealized gain on investments
     and foreign currency transactions                           79,862        9,747,577
    Dividends and distributions to preferred
     shareowners from:
     Net investment income                                   (6,063,466)     (11,248,699)
     Net realized gains                                         (24,294)               -
                                                          -------------    -------------
       Net increase in net assets applicable to
         common shareowners                               $  30,419,099    $  54,649,309
                                                          -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS:
    Net investment income
     ($1.035 and $1.625 per share, respectively)          $ (25,188,611)   $ (39,536,640)
    Net realized gains
     ($0.004 and $0.05 per share, respectively)                 (91,944)      (1,178,873)
                                                          -------------    -------------
     Total distributions to common shareowners            $ (25,280,555)   $ (40,715,513)
                                                          -------------    -------------
FROM TRUST SHARE TRANSACTIONS:
    Reinvestment of distributions                         $   1,365,488    $           -
    Preferred share offering expenses charged to
     paid-in capital                                                  -           (2,587)
                                                          -------------    -------------
     Net increase (decrease) in net assets applicable
       to common shareowners resulting from Trust
       share transactions                                 $   1,365,488    $      (2,587)
                                                          -------------    -------------
     Net increase in net assets applicable to
       common shareowners                                 $   6,504,032    $  13,931,209
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
    Beginning of period                                     478,254,759      464,323,550
                                                          -------------    -------------
    End of period                                         $ 484,758,791    $ 478,254,759
                                                          =============    =============
    Undistributed net investment income                   $   2,603,217    $   5,907,203
                                                          =============    =============



The accompanying notes are an integral part of these financial statements.   31

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 5/31/07
--------------------------------------------------------------------------------


                                                                          Six Months
                                                                            Ended              Year          12/28/04 (b)
                                                                           5/31/07             Ended              to
                                                                         (unaudited)         11/30/06          11/30/05
Per Common Share Operating Performance
Net asset value, beginning of period                                       $  19.66          $  19.08         $  19.10(c)
                                                                           --------          --------          --------
Increase (decrease) from investment operations:(a)
 Net investment income                                                     $   1.15          $   2.20         $   1.33
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                               0.35              0.52            (0.05)
 Dividends and distributions to preferred shareowners from:
   Net investment income                                                      (0.25)            (0.46)           (0.23)
   Net realized gains                                                             -(d)              -                -
                                                                           --------          --------          --------
 Net increase from investment operations                                   $   1.25          $   2.26         $   1.05
Distributions to common shareowners from:
 Net investment income                                                        (1.04)            (1.63)           (0.92)
 Net realized gains                                                               -(d)          (0.05)               -
Capital charge with respect to issuance of:
 Common shares                                                                    -                 -            (0.04)
 Preferred shares                                                                 -                 -(d)         (0.11)
                                                                           --------          --------          --------
Net increase (decrease) in net asset value                                 $   0.21          $   0.58         $ (0.02)
                                                                           --------          --------          --------
Net asset value, end of period(e)                                          $  19.87          $  19.66         $  19.08
                                                                           ========          ========          ========
Market value, end of period(e)                                             $  20.31          $  18.95         $  17.14
                                                                           ========          ========          ========
Total return(f)                                                               12.98%            20.94%           (9.76)%
Ratios to average net assets of common shareowners
 Net expenses(g)                                                               1.37%(h)          1.38%            1.23%(h)
 Net investment income before preferred share dividends                       11.68%(h)         11.37%            7.52%(h)
 Preferred share dividends                                                     2.53%(h)          2.39%            1.29%(h)
 Net investment income available to common shareowners                         9.15%(h)          8.98%            6.23%(h)
Portfolio turnover                                                               57%               75%              61%
Net assets of common shareowners, end of period (in thousands)             $484,759          $478,255         $464,324
Preferred shares outstanding (in thousands)                                $234,500          $234,500         $234,500
Asset coverage per preferred share, end of period                          $ 76,693          $ 76,000         $ 74,520
Average market value per preferred share                                   $ 25,000          $ 25,000         $ 25,000
Liquidation value, including dividends payable, per preferred share        $ 25,013          $ 25,013         $ 25,018
Ratios to average net assets of common shareowners before
 reimbursement of organization expenses and excise tax and
 expense reductions
 Net expenses(g)                                                               1.37%(h)          1.40%            1.24%(h)
 Net investment income before preferred share dividends                       11.68%(h)         11.35%            7.51%(h)
 Preferred share dividends                                                     2.53%(h)          2.39%            1.29%(h)
 Net investment income available to common shareowners                         9.15%(h)          8.96%            6.22%(h)

(a) The per share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  The Trust common shares were first publicly offered on December 28, 2004.
(c) Net asset value immediately after the closing of the first public offering was $19.06.
(d)  Amount is less than $0.01 per share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(g) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.
(h)  Annualized.
     The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


32    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Floating Rate Trust (the "Trust") was organized as a Delaware statutory trust on October 6, 2004. Prior to commencing operations on December 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

The Trust invests primarily in senior floating rate loans ("Senior Loans"). The Trust may also invest in other floating and variable rate instruments, including second lien loans, and high yield, high risk corporate bonds. The Trust may invest in Senior Loans and other securities of any credit quality, including Senior Loans and other investments that are rated below investment grade, or are unrated but are determined by the investment subadviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------


Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's shareowner reports. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

    Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At May 31, 2007, the Trust held no fair valued securities. Temporary cash investments are valued at amortized cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------


C. Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the current fiscal year. Distributions during the year ended November 30, 2006 were as follows:


--------------------------------------------------------------------------------
                                     2006
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary income                $51,964,212
                                -----------
   Total taxable distribution   $51,964,212
                                ===========
--------------------------------------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2006.

--------------------------------------------------------------------------------
                                      2006
--------------------------------------------------------------------------------
 Undistributed ordinary income    $ 8,165,684
 Distributions payable               (121,987)
 Long-term capital gain               116,226
 Unrealized appreciation            9,109,746
                                  -----------
   Total                          $17,269,669
                                  ===========
--------------------------------------------------------------------------------


    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. Pioneer Investment Management, Inc., the Trust's investment adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


E.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

    Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.


2. Management Agreement

Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. ("UniCredito Italiano") manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. For the six months ended May 31, 2007, the net management fee was equivalent to 0.70 % of the Trust's average daily managed assets, which was equivalent to 1.04% of the Trust's average daily net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended May 31, 2007, $471,828 was payable to PIM related to management costs, administrative costs and certain other services and is included in "Due to affiliate" on the Statement of Assets and Liabilities.

PIM has appointed Princeton Administrators, LLC ("Princeton") to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee equal to 0.07% of the Trust's average daily managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million. Princeton receives no compensation directly from the Trust.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PIM has engaged Highland Capital Management, L.P. to act as the Trust's investment sub-adviser ("Sub-adviser") and manage the Trust's investments. PIM pays the Sub-adviser a monthly fee at an annual rate of 0.35% of the average daily value of the Trust managed assets. The fee is paid monthly in arrears. The Trust does not pay a fee to the Sub-adviser.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses; to 0.95% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the six months ended May 31, 2007, the Trust's expenses were not reduced under such arrangements.

3. Forward Foreign Currency Contracts

The Trust may enter into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At May 31, 2007, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.

4. Unfunded Loan Commitments

As of May 31, 2007, the Trust had unfunded loan commitments of approximately $10,494,000 which could be extended at the option of the borrower, pursuant to the following loan agreements:

Pioneer Floating Rate Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                Unfunded
                                                               Commitment
Borrower                                                     (in thousands)
--------------------------------------------------------------------------------
  American Cellular Corp., Delayed Draw Term Loan               $    97
  Big West Oil, LLC, Delayed Advance Loan                       $ 2,200
  Cricket Communications, Inc., Revolver                        $ 2,000
  DeCrane Aircraft Holdings, Inc., First Lien Revolver          $ 1,000
  Fenwal, Inc., First Lien Delayed Draw Term Loan               $   571
  Global Tel Link Corp., Acquisition Synthetic Deposit          $   174
  Global Tel Link Corp., Acquisition Term Commitment            $   261
  Iasis Healthcare LLC, Delayed Draw Term Loan                  $   239
  III Exploration II LP, Delayed Draw Term Loan                 $   450
  Lucite International U.S. Finco, LLC, Facility Term B-2       $   124
  Millennium Digital Media Systems, LLC, Revolver               $ 1,719
  OSI Restaurant Partners, Inc., Synthetic Revolver             $   150
  Reliant Pharmaceuticals, Inc., Delayed Draw Term Loan         $   209
  Univision Communications, Inc., Delayed Draw Term Loan        $ 1,087
  Valassis Communications Inc., Delayed Draw Term Loan          $   213
--------------------------------------------------------------------------------

5. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas ("Deutsche Bank") is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 24,399,062 common shares of beneficial interest outstanding at May 31, 2007, PIM owned 5,240 shares.

Transactions in common shares of beneficial interest for the six months ended May 31, 2007 and the year ended November 30, 2006 were as follows:

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       5/2007         11/2006
--------------------------------------------------------------------------------
  Shares outstanding at beginning
   of period                         24,330,240     24,330,240
  Reinvestment of distributions          68,822              -
                                     ----------     ----------
  Shares outstanding at end
   of period                         24,399,062     24,330,240
                                     ==========     ==========
--------------------------------------------------------------------------------


The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2007, there were 9,380 AMPS as follows: Series M7-3,130, Series W7-3,125 and Series TH7-3,125.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 4.95% to 5.35% during the six months ended May 31, 2007.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

subclassification as a closed-end investment company or changes in its fundamental investment restrictions.


7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than November 30, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is currently evaluating the implications of SFAS 157 and its impact on the Trust's financial statement disclosures, if any, has not yet been determined.


8. Subsequent Event

Subsequent to May 31, 2007, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.145 per common share payable June 29, 2007, to common shareowners of record on June 15, 2007.

Subsequent to May 31, 2007, dividends declared and paid on preferred stock totaled $929,369 in aggregate for the three outstanding preferred share series through July 6, 2007.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There were no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There were no changes in the principal risk factors associated with investment in the Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.


CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Daniel K. Kingsbury, Executive
Mary K. Bush                          Vice President
Margaret B.W. Graham                 Vincent Nave, Treasurer
Daniel K. Kingsbury                  Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Investment Sub Adviser
Highland Capital Management, L.P.

Sub-Administrator
Princeton Administrators, LLC

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                                     1-800-710-0935

Telecommunications Device for the Deaf (TDD)            1-800-231-5469

Or write to AST:

For                                                     Write to
General inquiries, lost dividend checks,                American Stock
change of address, lost stock certificates,               Transfer & Trust
stock transfer                                            Company
                                                        Operations Center
                                                        6201 15th Ave.
                                                        Brooklyn, NY 11219
 Dividend reinvestment plan (DRIP)                      American Stock
                                                          Transfer & Trust
                                                          Company
                                                        Wall Street Station
                                                        P.O Box 922
                                                        New York, NY
                                                        10269-0560

Website                                                 www.amstock.com

For additional information, please contact your investment advisor or visit our website pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has signed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.